UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Shareholder Report.

(a) The Report to Shareholders is attached herewith.

Semi-Annual Report
March 31, 2022
State Street Institutional Funds
State Street Institutional U.S. Equity Fund
State Street Institutional Premier Growth Equity Fund
State Street Institutional Small-Cap Equity Fund

State Street Institutional Funds
Semi-Annual Report
March 31, 2022 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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State Street Institutional Funds
Notes to Performance — March 31, 2022 (Unaudited)
Total return performance shown in this report for the State Street Institutional Funds (the “Trust”) and each of its series portfolios (each, a “Fund” and collectively, the “Funds”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.
The performance data quoted represents past performance; past performance does not guarantee future results.Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at www.ssga.com for the most recent month-end performance data.
An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Institutional Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Institutional U.S. Equity Fund
Fund Information — March 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $220,730 (in thousands) as of March 31, 2022 (a)(b)
Top Ten Largest Holdings
as of March 31, 2022 (as a % of Fair Value) (a)(b)
Microsoft Corp.	6.20%
Apple Inc.	5.68%
Amazon.com Inc.	4.86%
Alphabet Inc., Class A	3.82%
Visa Inc., Class A	2.28%
Johnson & Johnson	2.16%
UnitedHealth Group Inc.	2.04%
Mastercard Inc., Class A	1.85%
QUALCOMM Inc.	1.78%
Meta Platforms Inc., Class A	1.72%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Understanding Your Fund’s Expenses — March 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value October 1, 2021	$1,000.00	$1,000.00
Ending Account Value March 31, 2022	$1,033.80	$1,023.10
Expenses Paid During Period*	$ 1.88	$ 1.87
*	Expenses are equal to the Fund's annualized expense ratio of 0.37% for Investment Class shares and 0.63% for Service Class shares (for the period October 1, 2021 - March 31, 2022), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value October 1, 2021	$1,000.00	$1,000.00
Ending Account Value March 31, 2022	$1,033.30	$1,021.80
Expenses Paid During Period*	$ 3.19	$ 3.18
*	Expenses are equal to the Fund's annualized expense ratio of 0.37% for Investment Class shares and 0.63% for Service Class shares (for the period October 1, 2021 - March 31, 2022), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund
Schedule of Investments — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.8% †
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	13,983	$ 1,385,296
Apparel Retail - 1.1%
Ross Stores Inc.	25,836	2,337,125
Application Software - 3.1%
Adobe Inc. (a)	2,471	1,125,837
Intuit Inc.	890	427,947
salesforce.com Inc. (a)	15,777	3,349,773
Splunk Inc. (a)	13,657	2,029,567
		6,933,124
Asset Management & Custody Banks - 0.1%
Blackstone Inc.	2,495	316,715
Auto Parts & Equipment - 0.8%
Magna International Inc.	26,652	1,713,990
Automobile Manufacturers - 0.7%
Ford Motor Co.	87,165	1,473,960
Automotive Retail - 0.6%
O'Reilly Automotive Inc. (a)	2,067	1,415,812
Biotechnology - 1.3%
BioMarin Pharmaceutical Inc. (a)	10,727	827,051
Vertex Pharmaceuticals Inc. (a)	7,839	2,045,744
		2,872,795
Building Products - 0.7%
Allegion PLC	4,580	502,792
Trane Technologies PLC	6,804	1,038,971
		1,541,763
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	1,082	590,253
Comcast Corp., Class A	52,926	2,477,995
		3,068,248
Communications Equipment - 0.2%
Cisco Systems Inc.	8,248	459,908
Construction Materials - 0.3%
Martin Marietta Materials Inc.	1,529	588,497
	Number of Shares	Fair Value
Data Processing & Outsourced Services - 5.7%
Fidelity National Information Services Inc.	24,738	$ 2,484,190
Mastercard Inc., Class A	11,443	4,089,499
PayPal Holdings Inc. (a)	8,526	986,032
Visa Inc., Class A	22,724	5,039,502
		12,599,223
Diversified Banks - 1.6%
JPMorgan Chase & Co.	26,234	3,576,219
Diversified Support Services - 0.4%
Cintas Corp.	2,074	882,259
Electric Utilities - 1.0%
NextEra Energy Inc.	25,624	2,170,609
Electronic Components - 1.2%
Amphenol Corp., Class A	25,749	1,940,187
Corning Inc.	20,923	772,268
		2,712,455
Environmental & Facilities Services - 0.5%
Waste Management Inc.	6,639	1,052,281
Financial Exchanges & Data - 1.2%
CME Group Inc.	4,383	1,042,541
S&P Global Inc.	3,990	1,636,618
		2,679,159
Footwear - 0.1%
NIKE Inc., Class B	1,629	219,198
Healthcare Equipment - 3.3%
Becton Dickinson & Co.	3,674	977,284
Boston Scientific Corp. (a)	57,783	2,559,209
Edwards Lifesciences Corp. (a)	6,148	723,743
Medtronic PLC	16,060	1,781,857
Zimmer Biomet Holdings Inc.	9,960	1,273,884
		7,315,977
Healthcare Services - 0.6%
Cigna Corp.	5,758	1,379,674
Home Improvement Retail - 1.7%
Lowe's Companies Inc.	15,084	3,049,834
The Home Depot Inc.	2,058	616,021
		3,665,855

See Notes to Schedules of Investments and Notes to Financial Statements.
4	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Hotels, Resorts & Cruise Lines - 1.1%
Marriott International Inc., Class A (a)	13,414	$ 2,357,510
Household Products - 1.2%
Colgate-Palmolive Co.	9,373	710,755
The Procter & Gamble Co.	12,890	1,969,592
		2,680,347
Hypermarkets & Super Centers - 0.7%
Walmart Inc.	9,644	1,436,184
Industrial Conglomerates - 1.3%
Honeywell International Inc.	15,007	2,920,062
Industrial Gases - 1.3%
Air Products & Chemicals Inc.	11,184	2,794,993
Industrial Machinery - 1.3%
Parker-Hannifin Corp.	8,476	2,405,150
Xylem Inc.	6,106	520,597
		2,925,747
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	3,734	636,348
Integrated Oil & Gas - 0.8%
Chevron Corp.	11,181	1,820,602
Interactive Home Entertainment - 0.2%
Activision Blizzard Inc.	6,493	520,154
Interactive Media & Services - 6.9%
Alphabet Inc., Class C (a)	1,095	3,058,324
Alphabet Inc., Class A (a)	3,029	8,424,709
Meta Platforms Inc., Class A (a)	17,075	3,796,797
		15,279,830
Internet & Direct Marketing Retail - 4.8%
Amazon.com Inc. (a)(b)	3,289	10,721,976
Investment Banking & Brokerage - 1.4%
The Charles Schwab Corp.	35,984	3,033,811
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	2,420	816,097
	Number of Shares	Fair Value
Life & Health Insurance - 0.1%
Lincoln National Corp.	4,703	$ 307,388
Life Sciences Tools & Services - 0.8%
IQVIA Holdings Inc. (a)	7,652	1,769,219
Managed Healthcare - 2.6%
Humana Inc.	2,942	1,280,270
UnitedHealth Group Inc.	8,831	4,503,545
		5,783,815
Movies & Entertainment - 2.0%
Netflix Inc. (a)	6,128	2,295,488
The Walt Disney Co. (a)	15,901	2,180,981
		4,476,469
Multi-Line Insurance - 0.3%
American International Group Inc.	11,349	712,377
Multi-Sector Holdings - 1.4%
Berkshire Hathaway Inc., Class B (a)	8,591	3,031,850
Multi-Utilities - 0.8%
Sempra Energy	10,663	1,792,664
Oil & Gas Equipment & Services - 0.6%
Schlumberger N.V.	31,356	1,295,316
Oil & Gas Exploration & Production - 2.3%
ConocoPhillips	36,129	3,612,900
Pioneer Natural Resources Co.	5,903	1,475,927
		5,088,827
Packaged Foods & Meats - 0.6%
Mondelez International Inc., Class A	21,158	1,328,299
Personal Products - 0.2%
The Estee Lauder Companies Inc., Class A	1,955	532,386
Pharmaceuticals - 4.9%
AstraZeneca PLC ADR	11,342	752,428
Bristol-Myers Squibb Co.	17,407	1,271,233
Elanco Animal Health Inc. (a)	20,479	534,297
Johnson & Johnson	26,889	4,765,538

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	5

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Merck & Company Inc.	41,655	$ 3,417,793
		10,741,289
Property & Casualty Insurance - 1.2%
Chubb Ltd.	12,723	2,721,450
Railroads - 0.7%
Union Pacific Corp.	5,776	1,578,061
Regional Banks - 2.9%
First Republic Bank	16,451	2,666,707
Regions Financial Corp.	99,413	2,212,933
SVB Financial Group (a)	2,748	1,537,369
		6,417,009
Restaurants - 0.6%
McDonald's Corp.	5,325	1,316,766
Semiconductor Equipment - 1.4%
Applied Materials Inc.	23,353	3,077,925
Semiconductors - 5.0%
Advanced Micro Devices Inc. (a)	16,060	1,756,000
NVIDIA Corp.	9,726	2,653,837
QUALCOMM Inc.	25,705	3,928,238
Texas Instruments Inc.	15,406	2,826,693
		11,164,768
Soft Drinks - 1.0%
Monster Beverage Corp. (a)	6,567	524,703
PepsiCo Inc.	9,811	1,642,165
		2,166,868
Specialized REITs - 1.2%
American Tower Corp.	10,323	2,593,344
Specialty Chemicals - 0.7%
DuPont de Nemours Inc.	7,685	565,463
	Number of Shares	Fair Value
Ecolab Inc.	2,113	$ 373,071
PPG Industries Inc.	4,114	539,222
		1,477,756
Systems Software - 7.3%
Microsoft Corp.	44,408	13,691,430
Oracle Corp.	9,150	756,980
ServiceNow Inc. (a)	2,892	1,610,526
		16,058,936
Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc. (b)	71,785	12,534,379
Trading Companies & Distributors - 1.3%
United Rentals Inc. (a)	7,899	2,805,804
Trucking - 0.1%
Lyft Inc., Class A (a)	5,824	223,642
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	4,248	545,231
Total Common Stock (Cost $139,843,547)		211,845,641
Short-Term Investments - 4.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (c)(d) (Cost $8,884,015)	8,884,015	8,884,015
Total Investments (Cost $148,727,562)		220,729,656
Other Assets and Liabilities, net - 0.2%		519,946
NET ASSETS - 100.0%		$ 221,249,602

Other Information:
The Fund had the following long futures contracts open at March 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	June 2022	32	$ 6,766,176	$ 7,249,200	$ 483,024
During the period ended March 31, 2022, the average notional value related to long futures contracts was $8,037,039.
See Notes to Schedules of Investments and Notes to Financial Statements.
6	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 211,845,641	$ —	$ —	$ 211,845,641
Short-Term Investments	8,884,015	—	—	8,884,015
Total Investments in Securities	$ 220,729,656	$ —	$ —	$ 220,729,656
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 483,024	$ —	$ —	$ 483,024
Total Other Financial Instruments	$ 483,024	$ —	$ —	$ 483,024

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	9,885,922	$9,885,922	$35,841,820	$36,843,727	$—	$—	8,884,015	$8,884,015	$2,364
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	7

State Street Institutional Premier Growth Equity Fund
Fund Information — March 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $40,264 (in thousands) as of March 31, 2022 (a)(b)
Top Ten Largest Holdings
as of March 31, 2022 (as a % of Fair Value) (a)(b)
Microsoft Corp.	11.42%
Apple Inc.	10.43%
Amazon.com Inc.	8.15%
Alphabet Inc., Class C	6.32%
Visa Inc., Class A	4.16%
Meta Platforms Inc., Class A	4.00%
QUALCOMM Inc.	3.10%
Mastercard Inc., Class A	2.82%
Alphabet Inc., Class A	2.29%
Lowe's Companies Inc.	2.14%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
8	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund
Understanding Your Fund’s Expenses — March 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value October 1, 2021	$1,000.00	$1,000.00
Ending Account Value March 31, 2022	$ 988.60	$1,022.60
Expenses Paid During Period*	$ 2.33	$ 2.37
*	Expenses are equal to the Fund's annualized expense ratio of 0.47% for Investment Class shares and 0.76% for Service Class shares (for the period October 1, 2021 - March 31, 2022), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value October 1, 2021	$1,000.00	$1,000.00
Ending Account Value March 31, 2022	$ 987.10	$1,021.10
Expenses Paid During Period*	$ 3.77	$ 3.83
*	Expenses are equal to the Fund's annualized expense ratio of 0.47% for Investment Class shares and 0.76% for Service Class shares (for the period October 1, 2021 - March 31, 2022), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

State Street Institutional Premier Growth Equity Fund	9

State Street Institutional Premier Growth Equity Fund
Schedule of Investments — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.4% †
Apparel Retail - 1.9%
Ross Stores Inc.	8,351	$ 755,432
Application Software - 4.9%
Adobe Inc. (a)	889	405,046
salesforce.com Inc. (a)	3,600	764,352
Splunk Inc. (a)	5,367	797,590
		1,966,988
Biotechnology - 2.3%
BioMarin Pharmaceutical Inc. (a)	5,446	419,886
Vertex Pharmaceuticals Inc. (a)	2,008	524,028
		943,914
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	1,027	560,249
Data Processing & Outsourced Services - 10.1%
Fidelity National Information Services Inc.	4,794	481,413
Mastercard Inc., Class A	3,179	1,136,111
PayPal Holdings Inc. (a)	6,867	794,169
Visa Inc., Class A	7,552	1,674,807
		4,086,500
Financial Exchanges & Data - 1.4%
S&P Global Inc.	1,414	579,995
Healthcare Equipment - 1.5%
Boston Scientific Corp. (a)	13,481	597,074
Home Improvement Retail - 2.1%
Lowe's Companies Inc.	4,259	861,127
Industrial Conglomerates - 1.0%
Honeywell International Inc.	2,161	420,487
Industrial Machinery - 1.7%
Parker-Hannifin Corp.	2,411	684,145
Interactive Media & Services - 12.6%
Alphabet Inc., Class C (a)	912	2,547,207
Alphabet Inc., Class A (a)	331	920,627
Meta Platforms Inc., Class A (a)	7,242	1,610,331
		5,078,165
	Number of Shares	Fair Value
Internet & Direct Marketing Retail - 9.6%
Alibaba Group Holding Ltd. ADR (a)(b)	2,985	$ 324,768
Amazon.com Inc. (a)	1,007	3,282,770
Chewy Inc., Class A (a)	7,161	292,025
		3,899,563
Investment Banking & Brokerage - 1.6%
The Charles Schwab Corp.	7,770	655,089
Managed Healthcare - 1.7%
UnitedHealth Group Inc.	1,319	672,650
Movies & Entertainment - 2.2%
Netflix Inc. (a)	1,395	522,553
The Walt Disney Co. (a)	2,746	376,641
		899,194
Pharmaceuticals - 1.2%
Elanco Animal Health Inc. (a)	19,118	498,789
Regional Banks - 1.1%
First Republic Bank	2,763	447,882
Semiconductor Equipment - 2.0%
Applied Materials Inc.	6,157	811,493
Semiconductors - 6.9%
Advanced Micro Devices Inc. (a)	6,675	729,845
NVIDIA Corp.	2,942	802,754
QUALCOMM Inc.	8,165	1,247,775
		2,780,374
Soft Drinks - 1.0%
Monster Beverage Corp. (a)	5,110	408,289
Specialized REITs - 1.7%
American Tower Corp.	2,662	668,748
Systems Software - 13.4%
Microsoft Corp.	14,914	4,598,135
ServiceNow Inc. (a)	1,446	805,263
		5,403,398
Technology Hardware, Storage & Peripherals - 10.4%
Apple Inc.	24,058	4,200,767
Trading Companies & Distributors - 1.7%
United Rentals Inc. (a)	1,933	686,621

See Notes to Schedules of Investments and Notes to Financial Statements.
10	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Trucking - 1.0%
Lyft Inc., Class A (a)	10,560	$ 405,504
Total Common Stock (Cost $27,153,516)		38,972,437
Short-Term Investments - 3.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (b)(c)(d) (Cost $1,291,781)	1,291,781	1,291,781
Total Investments (Cost $28,445,297)		40,264,218
Other Assets and Liabilities, net - 0.4%		163,981
NET ASSETS - 100.0%		$ 40,428,199

Other Information:
The Fund had the following long futures contracts open at March 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	June 2022	4	$ 884,976	$ 906,150	$ 21,174
During the period ended March 31, 2022, the average notional value related to long futures contracts was $1,160,488.
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Premier Growth Equity Fund	11

State Street Institutional Premier Growth Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 38,972,437	$ —	$ —	$ 38,972,437
Short-Term Investments	1,291,781	—	—	1,291,781
Total Investments in Securities	$ 40,264,218	$ —	$ —	$ 40,264,218
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 21,174	$ —	$ —	$ 21,174
Total Other Financial Instruments	$ 21,174	$ —	$ —	$ 21,174

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,877,600	$1,877,600	$10,300,434	$10,886,253	$ —	$ —	1,291,781	$1,291,781	$363
The Consumer Discretionary Select Sector SPDR Fund	12,585	2,258,378	—	2,253,767	250,871	(255,482)	—	—	—
The Technology Select Sector SPDR Fund	5,819	868,893	—	858,319	110,117	(120,691)	—	—	—
TOTAL		$5,004,871	$10,300,434	$13,998,339	$360,988	$(376,173)		$1,291,781	$363
See Notes to Schedules of Investments and Notes to Financial Statements.
12	State Street Institutional Premier Growth Equity Fund

State Street Institutional Small-Cap Equity Fund
Fund Information — March 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,166,965 (in thousands) as of March 31, 2022 (a)(b)
Top Ten Largest Holdings
as of March 31, 2022 (as a % of Fair Value) (a)(b)
MGP Ingredients Inc.	1.59%
Darling Ingredients Inc.	1.40%
Ingevity Corp.	1.13%
Ritchie Bros Auctioneers Inc.	1.12%
Dycom Industries Inc.	1.04%
Univar Solutions Inc.	1.04%
John Wiley & Sons Inc., Class A	1.01%
The Timken Co.	0.99%
PDC Energy Inc.	0.99%
The Brink's Co.	0.99%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Institutional Small-Cap Equity Fund	13

State Street Institutional Small-Cap Equity Fund
Understanding Your Fund’s Expenses — March 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value October 1, 2021	$1,000.00	$1,000.00
Ending Account Value March 31, 2022	$ 972.40	$1,020.80
Expenses Paid During Period*	$ 4.03	$ 4.13
*	Expenses are equal to the Fund's annualized expense ratio of 0.82% for Investment Class shares and 1.07% for Service Class shares (for the period October 1, 2021 - March 31, 2022), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value October 1, 2021	$1,000.00	$1,000.00
Ending Account Value March 31, 2022	$ 971.10	$1,019.60
Expenses Paid During Period*	$ 5.26	$ 5.39
*	Expenses are equal to the Fund's annualized expense ratio of 0.82% for Investment Class shares and 1.07% for Service Class shares (for the period October 1, 2021 - March 31, 2022), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

14	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 94.7% †
Aerospace & Defense - 0.3%
Woodward Inc.	24,159	$ 3,017,701
Agricultural & Farm Machinery - 0.9%
AGCO Corp. (a)	75,284	10,993,723
Agricultural Products - 1.4%
Darling Ingredients Inc. (b)	203,874	16,387,392
Aluminum - 0.1%
Alcoa Corp. (a)	9,843	886,165
Apparel Retail - 0.4%
American Eagle Outfitters Inc.	117,319	1,970,959
The Buckle Inc.	83,721	2,766,142
		4,737,101
Application Software - 6.0%
ACI Worldwide Inc. (a)(b)	147,497	4,644,681
Alarm.com Holdings Inc. (b)	34,649	2,302,773
Altair Engineering Inc., Class A (a)(b)	55,280	3,560,032
Asana Inc., Class A (b)	41,500	1,658,755
Avalara Inc. (b)	8,780	873,698
Blackbaud Inc. (b)	103,913	6,221,271
Blackline Inc. (b)	103,736	7,595,550
Envestnet Inc. (b)	41,500	3,089,260
Model N Inc. (b)	40,807	1,097,708
New Relic Inc. (b)	112,000	7,490,560
Paylocity Holding Corp. (b)	12,808	2,635,502
Pegasystems Inc.	23,809	1,920,196
PROS Holdings Inc. (b)	24,262	808,167
Q2 Holdings Inc. (b)	105,000	6,473,250
SPS Commerce Inc. (b)	26,371	3,459,875
Sumo Logic Inc. (b)	182,110	2,125,224
The Descartes Systems Group Inc. (b)	22,319	1,635,090
Vertex Inc., Class A (b)	110,024	1,687,768
Workiva Inc. (b)	74,458	8,786,044
Yext Inc. (b)	275,500	1,898,195
		69,963,599
Auto Parts & Equipment - 1.1%
Dana Inc.	90,305	1,586,659
Dorman Products Inc. (b)	98,829	9,391,720
Gentex Corp.	39,048	1,139,030
LCI Industries	10,955	1,137,238
		13,254,647
	Number of Shares	Fair Value
Automobile Manufacturers - 0.7%
Thor Industries Inc.	102,778	$ 8,088,629
Automotive Retail - 1.3%
America's Car-Mart Inc. (b)	15,565	1,253,916
Group 1 Automotive Inc.	27,647	4,639,996
Monro Inc.	31,110	1,379,418
Murphy USA Inc.	41,828	8,363,927
		15,637,257
Biotechnology - 0.9%
Avid Bioservices Inc. (b)	113,164	2,305,151
Emergent BioSolutions Inc. (b)	67,910	2,788,384
Halozyme Therapeutics Inc. (b)	32,275	1,287,127
Heron Therapeutics Inc. (b)	393,793	2,252,496
Veracyte Inc. (b)	81,500	2,246,955
		10,880,113
Building Products - 1.0%
CSW Industrials Inc.	31,500	3,704,085
Gibraltar Industries Inc. (b)	105,160	4,516,622
Insteel Industries Inc.	31,061	1,148,946
UFP Industries Inc.	31,304	2,415,417
		11,785,070
Commodity Chemicals - 0.5%
Hawkins Inc.	35,707	1,638,952
Koppers Holdings Inc. (b)	175,487	4,829,402
		6,468,354
Communications Equipment - 0.5%
Cambium Networks Corp. (b)	50,249	1,187,886
Extreme Networks Inc. (b)	122,928	1,500,951
Lumentum Holdings Inc. (b)	5,035	491,416
Plantronics Inc. (b)	65,043	2,562,694
		5,742,947
Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	40,335	1,016,039
Construction & Engineering - 1.6%
Dycom Industries Inc. (b)	127,584	12,153,652
IES Holdings Inc. (b)	19,822	796,844
Valmont Industries Inc.	13,035	3,110,151
WillScot Mobile Mini Holdings Corp. (b)	60,674	2,374,174
		18,434,821

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	15

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Construction Machinery & Heavy Trucks - 0.8%
Alamo Group Inc. (a)	18,901	$ 2,717,775
Astec Industries Inc.	34,809	1,496,787
The Greenbrier Companies Inc.	49,261	2,537,434
The Manitowoc Company Inc. (b)	45,101	680,123
Wabash National Corp.	103,099	1,529,989
		8,962,108
Construction Materials - 0.1%
Eagle Materials Inc.	9,811	1,259,340
Consumer Finance - 0.3%
PRA Group Inc. (b)	28,756	1,296,321
PROG Holdings Inc. (b)	80,265	2,309,224
		3,605,545
Data Processing & Outsourced Services - 0.7%
CSG Systems International Inc.	75,798	4,818,479
Verra Mobility Corp. (b)	234,962	3,825,181
		8,643,660
Distillers & Vintners - 1.6%
MGP Ingredients Inc.	217,243	18,593,828
Distributors - 0.5%
LKQ Corp.	137,986	6,265,944
Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	43,587	2,736,828
Materion Corp.	11,059	948,198
		3,685,026
Diversified REITs - 0.3%
Alpine Income Property Trust Inc.	70,720	1,329,536
American Assets Trust Inc.	49,747	1,884,914
Essential Properties Realty Trust Inc.	32,864	831,459
		4,045,909
Diversified Support Services - 2.0%
Healthcare Services Group Inc.	197,168	3,661,410
IAA Inc. (b)	94,258	3,605,369
	Number of Shares	Fair Value
Matthews International Corp., Class A	70,230	$ 2,272,643
Ritchie Bros Auctioneers Inc.	221,039	13,047,932
UniFirst Corp.	6,587	1,213,852
		23,801,206
Education Services - 0.6%
Grand Canyon Education Inc. (b)	32,756	3,180,935
Stride Inc. (b)	98,635	3,583,410
		6,764,345
Electric Utilities - 0.9%
ALLETE Inc. (a)	12,861	861,430
IDACORP Inc.	79,198	9,136,281
		9,997,711
Electrical Components & Equipment - 0.4%
Acuity Brands Inc. (a)	5,928	1,122,171
Atkore Inc. (b)	9,287	914,212
Regal Rexnord Corp.	15,496	2,305,495
		4,341,878
Electronic Components - 1.2%
Belden Inc.	103,819	5,751,573
II-VI Inc. (b)	28,045	2,032,982
Littelfuse Inc.	22,966	5,727,950
		13,512,505
Electronic Equipment & Instruments - 0.6%
National Instruments Corp.	124,233	5,042,617
Novanta Inc. (b)	14,340	2,040,439
		7,083,056
Electronic Manufacturing Services - 0.2%
Methode Electronics Inc.	30,403	1,314,930
Plexus Corp. (b)	19,829	1,622,210
		2,937,140
Environmental & Facilities Services - 0.7%
Clean Harbors Inc. (b)	49,690	5,547,392
Montrose Environmental Group Inc. (b)	40,500	2,143,665
		7,691,057
Food Distributors - 0.4%
Performance Food Group Co. (b)	85,515	4,353,569

See Notes to Schedules of Investments and Notes to Financial Statements.
16	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Footwear - 0.6%
Deckers Outdoor Corp. (b)	11,496	$ 3,147,260
Wolverine World Wide Inc.	166,500	3,756,240
		6,903,500
General Merchandise Stores - 0.1%
Ollie's Bargain Outlet Holdings Inc. (b)	17,896	768,812
Health Care REITs - 0.2%
Community Healthcare Trust Inc.	44,390	1,873,702
Healthcare Distributors - 0.6%
AdaptHealth Corp. (a)(b)	182,261	2,921,644
Covetrus Inc. (b)	244,095	4,098,355
		7,019,999
Healthcare Equipment - 4.2%
AtriCure Inc. (b)	56,500	3,710,355
Axonics Inc. (b)	42,710	2,673,646
Cardiovascular Systems Inc. (b)	149,515	3,379,039
CONMED Corp.	61,000	9,061,550
Glaukos Corp. (b)	18,250	1,055,215
Globus Medical Inc., Class A (b)	74,500	5,496,610
Heska Corp. (b)	9,723	1,344,497
Integra LifeSciences Holdings Corp. (b)	124,000	7,968,240
LeMaitre Vascular Inc.	20,904	971,409
Masimo Corp. (b)	6,000	873,240
Outset Medical Inc. (b)	92,000	4,176,800
Penumbra Inc. (b)	20,510	4,555,886
SI-BONE Inc. (b)	83,500	1,887,100
Tactile Systems Technology Inc. (b)	75,500	1,522,080
Vapotherm Inc. (b)	64,500	896,550
		49,572,217
Healthcare Facilities - 1.2%
Acadia Healthcare Company Inc. (a)(b)	100,479	6,584,389
Hanger Inc. (b)	132,900	2,436,057
The Ensign Group Inc.	32,159	2,894,631
The Pennat Group Inc. (b)	42,251	787,136
U.S. Physical Therapy Inc.	12,437	1,236,860
		13,939,073
	Number of Shares	Fair Value
Healthcare Services - 1.5%
Addus HomeCare Corp. (a)(b)	21,107	$ 1,969,072
Amedisys Inc. (b)	19,745	3,401,866
AMN Healthcare Services Inc. (b)	35,114	3,663,444
Castle Biosciences Inc. (b)	55,525	2,490,851
Chemed Corp.	3,241	1,641,728
MEDNAX Inc. (b)	83,944	1,971,005
Oak Street Health Inc. (b)	34,312	922,307
Privia Health Group Inc. (b)	58,553	1,565,122
		17,625,395
Healthcare Supplies - 0.7%
BioLife Solutions Inc. (b)	75,870	1,724,525
ICU Medical Inc. (b)	6,552	1,458,737
Neogen Corp. (b)	35,520	1,095,437
OrthoPediatrics Corp. (b)	17,005	918,100
Pulmonx Corp. (b)	98,500	2,443,785
UFP Technologies Inc. (b)	6,843	452,801
		8,093,385
Healthcare Technology - 1.5%
Certara Inc. (b)	49,812	1,069,962
Health Catalyst Inc. (b)	35,448	926,256
Inspire Medical Systems Inc. (b)	31,500	8,085,735
NextGen Healthcare Inc. (b)	97,760	2,044,162
Omnicell Inc. (b)	32,009	4,144,845
Phreesia Inc. (b)	28,850	760,486
		17,031,446
Home Building - 0.7%
Cavco Industries Inc. (b)	8,391	2,020,972
Green Brick Partners Inc. (b)	59,503	1,175,779
Taylor Morrison Home Corp. (b)	122,776	3,341,963
TopBuild Corp. (b)	7,731	1,402,326
		7,941,040
Home Furnishing Retail - 0.2%
The Aaron's Company Inc. (a)	130,043	2,611,263
Home Furnishings - 0.1%
La-Z-Boy Inc.	55,883	1,473,635
Home Improvement Retail - 0.1%
Floor & Decor Holdings Inc., Class A (b)	12,193	987,633

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	17

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	299,356	$ 4,214,933
Sunstone Hotel Investors Inc. (b)	103,445	1,218,582
		5,433,515
Household Appliances - 0.5%
Helen of Troy Ltd. (b)	8,826	1,728,484
Traeger Inc. (b)	629,926	4,686,649
		6,415,133
Household Products - 0.3%
Central Garden & Pet Co., Class A (b)	75,000	3,058,500
Industrial Machinery - 7.7%
Albany International Corp., Class A (a)	23,000	1,939,360
Altra Industrial Motion Corp.	269,539	10,493,153
Barnes Group Inc.	228,107	9,167,621
Chart Industries Inc. (b)	5,148	884,272
Crane Co.	96,679	10,468,402
Enerpac Tool Group Corp.	470,816	10,306,162
ESCO Technologies Inc.	44,000	3,076,480
Evoqua Water Technologies Corp. (b)	194,000	9,114,120
John Bean Technologies Corp.	74,000	8,766,780
Kadant Inc.	7,460	1,448,658
Kornit Digital Ltd. (b)	25,000	2,067,250
Mueller Industries Inc.	92,496	5,010,508
Proto Labs Inc. (b)	6,717	355,329
RBC Bearings Inc. (b)	13,500	2,617,380
Standex International Corp.	28,000	2,797,760
The Timken Co.	191,351	11,615,006
		90,128,241
Industrial REITs - 0.8%
EastGroup Properties Inc.	41,038	8,342,205
Innovative Industrial Properties Inc.	3,501	719,105
		9,061,310
Insurance Brokers - 0.4%
BRP Group Inc., Class A (b)	139,500	3,742,785
Goosehead Insurance Inc., Class A	12,612	990,925
		4,733,710
	Number of Shares	Fair Value
Interactive Media & Services - 0.0%*
Vimeo Inc. (b)	36,557	$ 434,297
Internet & Direct Marketing Retail - 0.4%
Fiverr International Ltd. (b)	12,362	940,377
Overstock.com Inc. (b)	30,398	1,337,664
Porch Group Inc. (b)	76,923	534,230
Revolve Group Inc. (b)	33,676	1,808,065
ThredUp Inc., Class A (b)	76,129	586,193
		5,206,529
Internet Services & Infrastructure - 0.2%
Squarespace Inc., Class A (b)	38,939	997,617
Switch Inc., Class A	48,984	1,509,687
		2,507,304
Investment Banking & Brokerage - 1.0%
Piper Sandler Cos.	16,640	2,184,000
Raymond James Financial Inc.	65,239	7,170,418
Stifel Financial Corp.	39,173	2,659,847
		12,014,265
IT Consulting & Other Services - 0.9%
Globant S.A. (b)	13,363	3,502,041
Grid Dynamics Holdings Inc. (b)	62,491	879,873
Perficient Inc. (b)	6,101	671,659
Unisys Corp. (b)	248,470	5,369,437
		10,423,010
Leisure Products - 1.5%
Malibu Boats Inc., Class A (b)	131,682	7,638,873
Polaris Inc.	100,035	10,535,686
		18,174,559
Life & Health Insurance - 0.4%
American Equity Investment Life Holding Co.	52,867	2,109,922
Trupanion Inc. (b)	25,504	2,272,916
		4,382,838
Life Sciences Tools & Services - 2.8%
Azenta Inc.	44,231	3,665,865
Bruker Corp.	85,573	5,502,344
ICON PLC (b)	24,469	5,951,350
Medpace Holdings Inc. (b)	9,622	1,574,063
Repligen Corp. (b)	36,070	6,784,406

See Notes to Schedules of Investments and Notes to Financial Statements.
18	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Syneos Health Inc. (b)	109,913	$ 8,897,458
		32,375,486
Managed Healthcare - 0.1%
Progyny Inc. (b)	26,901	1,382,711
Marine - 0.2%
Kirby Corp. (b)	25,792	1,861,924
Metal & Glass Containers - 0.4%
TriMas Corp.	146,500	4,701,185
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	70,594	2,952,947
Multi-Utilities - 0.1%
Avista Corp.	34,355	1,551,128
Office REITs - 0.9%
Corporate Office Properties Trust	42,952	1,225,850
Cousins Properties Inc.	144,659	5,828,311
Easterly Government Properties Inc.	166,294	3,515,455
		10,569,616
Office Services & Supplies - 0.9%
HNI Corp.	16,169	599,062
MSA Safety Inc.	75,776	10,055,475
		10,654,537
Oil & Gas Drilling - 0.2%
Helmerich & Payne Inc.	51,682	2,210,956
Oil & Gas Equipment & Services - 0.5%
ChampionX Corp. (b)	86,695	2,122,293
Oil States International Inc. (b)	503,966	3,502,564
		5,624,857
Oil & Gas Exploration & Production - 1.6%
Denbury Inc. (b)	20,661	1,623,335
Northern Oil & Gas Inc.	131,179	3,697,936
PDC Energy Inc.	159,373	11,583,230
Southwestern Energy Co. (b)	246,749	1,769,190
		18,673,691
Oil & Gas Refining & Marketing - 0.1%
HF Sinclair Corp.	33,448	1,332,903
	Number of Shares	Fair Value
Packaged Foods & Meats - 3.6%
Calavo Growers Inc.	36,879	$ 1,344,240
Freshpet Inc. (b)	17,149	1,760,173
Hostess Brands Inc. (b)	277,000	6,077,380
J&J Snack Foods Corp.	25,000	3,877,500
Lancaster Colony Corp.	45,000	6,711,750
Sanderson Farms Inc.	61,098	11,455,264
The Simply Good Foods Co. (b)	202,400	7,681,080
Utz Brands Inc.	244,500	3,613,710
		42,521,097
Personal Products - 0.4%
BellRing Brands Inc. (b)	33,315	768,910
elf Beauty Inc. (b)	130,500	3,370,815
The Honest Company Inc. (b)	108,500	565,285
		4,705,010
Property & Casualty Insurance - 1.8%
AMERISAFE Inc.	42,105	2,091,356
Argo Group International Holdings Ltd.	114,519	4,727,344
James River Group Holdings Ltd.	82,000	2,028,680
Palomar Holdings Inc. (b)	35,500	2,271,645
RLI Corp.	36,192	4,003,921
Selective Insurance Group Inc.	64,000	5,719,040
		20,841,986
Publishing - 1.0%
John Wiley & Sons Inc., Class A	221,862	11,765,342
Regional Banks - 7.7%
1st Source Corp.	37,093	1,715,551
Bank OZK	46,211	1,973,210
BankUnited Inc.	41,947	1,843,990
Banner Corp.	15,184	888,719
Cadence Bank	60,299	1,764,349
Community Bank System Inc.	41,500	2,911,225
Cullen/Frost Bankers Inc.	36,215	5,012,518
CVB Financial Corp.	134,500	3,121,745
Enterprise Financial Services Corp.	35,568	1,682,722
Equity Bancshares Inc., Class A	33,280	1,075,277
FB Financial Corp.	19,171	851,576

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	19

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
First Interstate BancSystem Inc., Class A	70,194	$ 2,581,033
Fulton Financial Corp.	204,793	3,403,660
German American Bancorp Inc.	59,000	2,241,410
HomeStreet Inc.	35,048	1,660,574
Independent Bank Corp.	126,721	10,351,838
Meta Financial Group Inc.	25,480	1,399,361
National Bank Holdings Corp., Class A	32,656	1,315,384
Origin Bancorp Inc.	49,731	2,103,124
PacWest Bancorp	55,675	2,401,263
Peapack-Gladstone Financial Corp.	39,208	1,362,478
Pinnacle Financial Partners Inc.	18,685	1,720,515
Prosperity Bancshares Inc.	117,026	8,119,264
Renasant Corp.	142,937	4,781,243
Sandy Spring Bancorp Inc.	34,389	1,544,754
Stock Yards Bancorp Inc.	32,500	1,719,250
Texas Capital Bancshares Inc. (b)	31,512	1,805,953
UMB Financial Corp.	59,000	5,732,440
United Community Banks Inc.	41,149	1,431,985
Washington Trust Bancorp Inc.	22,500	1,181,250
Westamerica BanCorp	62,067	3,755,053
Western Alliance Bancorp	56,179	4,652,745
Wintrust Financial Corp.	25,757	2,393,598
		90,499,057
Research & Consulting Services - 0.4%
Exponent Inc.	18,506	1,999,574
Resources Connection Inc.	175,852	3,014,103
		5,013,677
Residential REITs - 0.3%
NexPoint Residential Trust Inc.	41,080	3,709,935
Restaurants - 1.1%
Brinker International Inc. (b)	38,515	1,469,732
Shake Shack Inc., Class A (b)	34,500	2,342,550
Texas Roadhouse Inc.	38,025	3,183,833
The Cheesecake Factory Inc. (b)	69,015	2,746,107
Wingstop Inc.	30,500	3,579,175
		13,321,397
	Number of Shares	Fair Value
Retail REITs - 0.3%
Kite Realty Group Trust	102,336	$ 2,330,191
The Macerich Co.	47,701	746,043
		3,076,234
Security & Alarm Services - 1.0%
The Brink's Co.	169,858	11,550,344
Semiconductor Equipment - 1.4%
CMC Materials Inc.	55,448	10,280,059
Ichor Holdings Ltd. (b)	37,267	1,327,451
Onto Innovation Inc. (b)	58,153	5,052,914
		16,660,424
Semiconductors - 1.0%
Diodes Inc. (b)	17,333	1,507,798
MaxLinear Inc. (b)	24,059	1,403,843
Power Integrations Inc.	21,585	2,000,498
Semtech Corp. (b)	80,387	5,574,034
SMART Global Holdings Inc. (b)	59,210	1,529,394
		12,015,567
Soft Drinks - 0.3%
Primo Water Corp.	238,533	3,399,095
Zevia PBC, Class A (b)	82,000	374,740
		3,773,835
Specialized Consumer Services - 0.2%
European Wax Center Inc., Class A (b)	25,500	753,780
OneSpaWorld Holdings Ltd. (b)	154,789	1,578,848
		2,332,628
Specialized REITs - 0.2%
National Storage Affiliates Trust	19,483	1,222,753
PotlatchDeltic Corp.	24,728	1,303,908
		2,526,661
Specialty Chemicals - 3.8%
Avient Corp.	151,357	7,265,136
Chase Corp.	5,870	510,162
Danimer Scientific Inc. (b)	74,499	436,564
HB Fuller Co.	13,901	918,439
Ingevity Corp. (b)	206,823	13,251,150
Innospec Inc.	42,000	3,887,100

See Notes to Schedules of Investments and Notes to Financial Statements.
20	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Quaker Chemical Corp.	22,287	$ 3,851,416
Sensient Technologies Corp.	44,000	3,693,800
Stepan Co.	105,986	10,472,477
		44,286,244
Specialty Stores - 0.7%
Dick's Sporting Goods Inc.	12,307	1,230,946
Five Below Inc. (b)	16,999	2,692,132
National Vision Holdings Inc. (b)	33,058	1,440,337
Sally Beauty Holdings Inc. (b)	192,000	3,000,960
		8,364,375
Steel - 0.6%
Carpenter Technology Corp.	29,709	1,247,184
Commercial Metals Co.	94,844	3,947,407
Steel Dynamics Inc.	15,357	1,281,235
		6,475,826
Systems Software - 1.6%
Ping Identity Holding Corp. (b)	190,060	5,213,346
Sailpoint Technologies Holdings Inc. (b)	129,500	6,627,810
Tenable Holdings Inc. (b)	114,000	6,588,060
		18,429,216
Technology Hardware, Storage & Peripherals - 1.0%
Corsair Gaming Inc. (b)	64,291	1,360,398
Pure Storage Inc., Class A (b)	290,500	10,257,555
		11,617,953
Thrifts & Mortgage Finance - 0.8%
Flagstar Bancorp Inc.	18,165	770,196
	Number of Shares	Fair Value
Washington Federal Inc.	32,691	$ 1,072,918
WSFS Financial Corp.	154,727	7,213,373
		9,056,487
Trading Companies & Distributors - 2.2%
Applied Industrial Technologies Inc.	92,073	9,452,214
Boise Cascade Co.	15,323	1,064,489
McGrath RentCorp.	15,427	1,310,986
Transcat Inc. (b)	18,000	1,460,520
Univar Solutions Inc. (b)	376,556	12,102,510
		25,390,719
Trucking - 0.6%
Marten Transport Ltd.	78,000	1,385,280
Saia Inc. (b)	23,555	5,743,180
		7,128,460
Total Common Stock (Cost $829,092,605)		1,109,606,111
Short-Term Investments - 4.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (a)(c)(d) (Cost $57,358,876)	57,358,876	57,358,876
Total Investments (Cost $886,451,481)		1,166,964,987
Other Assets and Liabilities, net - 0.4%		5,209,904
NET ASSETS - 100.0%		$ 1,172,174,891

Other Information:
The Fund had the following long futures contracts open at March 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	June 2022	211	$ 20,865,217	$ 21,800,520	$ 935,303
During the period ended March 31, 2022, the average notional value related to long futures contracts was $26,611,864.
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	21

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 1,109,606,111	$ —	$ —	$ 1,109,606,111
Short-Term Investments	57,358,876	—	—	57,358,876
Total Investments in Securities	$ 1,166,964,987	$ —	$ —	$ 1,166,964,987
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 935,303	$ —	$ —	$ 935,303
Total Other Financial Instruments	$ 935,303	$ —	$ —	$ 935,303

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	49,748,651	$49,748,651	$192,795,969	$185,185,744	$—	$—	57,358,876	$57,358,876	$12,449
See Notes to Schedules of Investments and Notes to Financial Statements.
22	State Street Institutional Small-Cap Equity Fund

State Street Institutional U.S. Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Investment Class
	3/31/22 (a)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Inception date						11/25/97
Net asset value, beginning of period	$ 17.26	$ 13.97	$ 12.30	$ 13.74	$ 14.95	$ 13.50
Income/(loss) from investment operations:
Net investment income	0.06 (b)	0.13 (b)	0.14 (b)	0.15 (b)	0.16 (b)	0.18 (b)
Net realized and unrealized gains/(losses) on investments	0.64 (b)	3.86 (b)	2.35 (b)	0.05 (b)	1.95 (b)	2.16 (b)
Total income/(loss) from investment operations	0.70	3.99	2.49	0.20	2.11	2.34
Less distributions from:
Net investment income	0.13	0.14	0.16	0.18	0.21	0.21
Net realized gains	5.70	0.56	0.66	1.46	3.11	0.68
Total distributions	5.83	0.70	0.82	1.64	3.32	0.89
Net asset value, end of period	$ 12.13	$ 17.26	$ 13.97	$ 12.30	$ 13.74	$ 14.95
Total Return(c)	3.38%	29.41%	20.77%	4.43%	16.72%	18.29%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$221,103	$572,329	$461,624	$419,296	$522,658	$461,828
Ratios to average net assets:
Net expenses	0.37% (d)	0.37%	0.37%	0.38%	0.37%	0.37%
Gross expenses	0.37% (d)	0.37%	0.37%	0.38%	0.37%	0.37%
Net investment income	0.69% (d)	0.81%	1.12%	1.29%	1.21%	1.29%
Portfolio turnover rate	14%	35%	38%	35%	48%	80%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	23

State Street Institutional U.S. Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Service Class
	3/31/22 (a)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Inception date						1/3/01
Net asset value, beginning of period	$18.86	$15.21	$13.32	$14.70	$15.77	$14.18
Income/(loss) from investment operations:
Net investment income	0.04 (b)	0.10 (b)	0.12 (b)	0.14 (b)	0.14 (b)	0.15 (b)
Net realized and unrealized gains/(losses) on investments	0.71 (b)	4.21 (b)	2.54 (b)	0.09 (b)	2.08 (b)	2.29 (b)
Total income/(loss) from investment operations	0.75	4.31	2.66	0.23	2.22	2.44
Less distributions from:
Net investment income	0.09	0.10	0.11	0.15	0.18	0.17
Net realized gains	5.70	0.56	0.66	1.46	3.11	0.68
Total distributions	5.79	0.66	0.77	1.61	3.29	0.85
Net asset value, end of period	$13.82	$18.86	$15.21	$13.32	$14.70	$15.77
Total Return(c)	3.33%	29.10%	20.52%	4.23%	16.35%	18.07%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$ 147	$ 268	$ 58	$ 48	$ 104	$ 95
Ratios to average net assets:
Net expenses	0.63% (d)	0.62%	0.62%	0.63%	0.62%	0.62%
Gross expenses	0.63% (d)	0.62%	0.62%	0.63%	0.62%	0.62%
Net investment income (loss)	0.50% (d)	0.56%	0.87%	1.06%	0.95%	1.04%
Portfolio turnover rate	14%	35%	38%	35%	48%	80%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
24	Financial Highlights

State Street Institutional Premier Growth Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Investment Class
	3/31/22 (a)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Inception date						10/29/99
Net asset value, beginning of period	$ 11.99	$ 10.72	$ 15.51	$ 17.49	$ 15.69	$ 14.23
Income/(loss) from investment operations:
Net investment income	(0.00) (b)(c)	0.02 (b)	0.05 (b)	0.09 (b)	0.11 (b)	0.13 (b)
Net realized and unrealized gains/(losses) on investments	(0.01) (b)	2.55 (b)	3.89 (b)	(0.03) (b)	2.82 (b)	2.60 (b)
Total income/(loss) from investment operations	(0.01)	2.57	3.94	0.06	2.93	2.73
Less distributions from:
Net investment income	0.01	0.01	0.09	0.11	0.13	0.12
Net realized gains	1.53	1.29	8.64	1.93	1.00	1.15
Total distributions	1.54	1.30	8.73	2.04	1.13	1.27
Net asset value, end of period	$ 10.44	$ 11.99	$ 10.72	$ 15.51	$ 17.49	$ 15.69
Total Return(d)	(1.14)%	25.85%	39.25%	3.57%	19.64%	21.18%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$24,602	$85,331	$73,933	$192,144	$365,078	$360,416
Ratios to average net assets:
Net expenses	0.47% (e)	0.45%	0.42%	0.39%	0.38%	0.38%
Gross expenses	0.47% (e)	0.45%	0.42%	0.39%	0.38%	0.38%
Net investment income	(0.00)% (e)(f)	0.16%	0.40%	0.59%	0.68%	0.88%
Portfolio turnover rate	25%	27%	28%	27%	21%	24%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(e)	Annualized for periods less than one year.
(f)	Less than 0.005%.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	25

State Street Institutional Premier Growth Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Service Class
	3/31/22 (a)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Inception date						1/3/01
Net asset value, beginning of period	$ 11.57	$10.40	$15.27	$17.24	$ 15.48	$ 14.06
Income/(loss) from investment operations:
Net investment income (loss)	(0.02) (b)	(0.01) (b)	0.01 (b)	0.05 (b)	0.07 (b)	0.09 (b)
Net realized and unrealized gains/(losses) on investments	— (b)	2.47 (b)	3.80 (b)	(0.02) (b)	2.78 (b)	2.57 (b)
Total income/(loss) from investment operations	(0.02)	2.46	3.81	0.03	2.85	2.66
Less distributions from:
Net investment income	—	—	0.04	0.07	0.09	0.09
Net realized gains	1.53	1.29	8.64	1.93	1.00	1.15
Total distributions	1.53	1.29	8.68	2.00	1.09	1.24
Net asset value, end of period	$ 10.02	$11.57	$10.40	$15.27	$ 17.24	$ 15.48
Total Return(c)	(1.29)%	25.58%	38.83%	3.32%	19.37%	20.84%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$15,826	$9,784	$8,832	$9,609	$17,298	$16,136
Ratios to average net assets:
Net expenses	0.76% (d)	0.70%	0.69%	0.64%	0.63%	0.63%
Gross expenses	0.76% (d)	0.70%	0.69%	0.64%	0.63%	0.63%
Net investment income (loss)	(0.28)% (d)	(0.09)%	0.08%	0.34%	0.43%	0.62%
Portfolio turnover rate	25%	27%	28%	27%	21%	24%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
26	Financial Highlights

State Street Institutional Small-Cap Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Investment Class
	3/31/22 (a)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Inception date						8/3/98
Net asset value, beginning of period	$ 22.15	$ 15.55	$ 17.04	$ 21.94	$ 20.79	$ 17.96
Income/(loss) from investment operations:
Net investment income	0.03 (b)	0.02 (b)	0.05 (b)	0.06 (b)	0.03 (b)	0.05 (b)
Net realized and unrealized gains/(losses) on investments	(0.45) (b)	7.19 (b)	(0.45) (b)	(2.06) (b)	2.95 (b)	3.42 (b)
Total income/(loss) from investment operations	(0.42)	7.21	(0.40)	(2.00)	2.98	3.47
Less distributions from:
Net investment income	0.03	0.04	0.07	0.04	0.04	0.04
Net realized gains	3.30	0.57	1.02	2.86	1.79	0.60
Total distributions	3.33	0.61	1.09	2.90	1.83	0.64
Net asset value, end of period	$ 18.40	$ 22.15	$ 15.55	$ 17.04	$ 21.94	$ 20.79
Total Return(c)	(2.76)%	46.98%	(3.03)%	(6.21)%	15.47%	19.65%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,170,209	$1,308,410	$973,165	$1,255,899	$1,528,575	$1,464,018
Ratios to average net assets:
Net expenses	0.82% (d)	0.88%	0.89%	0.88%	0.88%	0.88%
Gross expenses	0.88% (d)	0.88%	0.89%	0.88%	0.88%	0.88%
Net investment income	0.27% (d)	0.10%	0.33%	0.37%	0.14%	0.27%
Portfolio turnover rate	12%	42%	31%	29%	38%	34%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	27

State Street Institutional Small-Cap Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Service Class
	3/31/22 (a)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Inception date						9/30/05
Net asset value, beginning of period	$22.11	$15.53	$17.02	$21.93	$20.79	$17.98
Income/(loss) from investment operations:
Net investment income (loss)	0.00 (b)	(0.03) (b)	0.01 (b)	0.02 (b)	(0.02) (b)	0.01 (b)
Net realized and unrealized gains/(losses) on investments	(0.45) (b)	7.18 (b)	(0.46) (b)	(2.05) (b)	2.95 (b)	3.41 (b)
Total income/(loss) from investment operations	(0.45)	7.15	(0.45)	(2.03)	2.93	3.42
Less distributions from:
Net investment income	—	—	0.02	0.02	—	0.01
Net realized gains	3.30	0.57	1.02	2.86	1.79	0.60
Total distributions	3.30	0.57	1.04	2.88	1.79	0.61
Net asset value, end of period	$18.36	$22.11	$15.53	$17.02	$21.93	$20.79
Total Return(c)	(2.89)%	46.60%	3.30%	(6.44)%	15.14%	19.38%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,966	$2,078	$1,750	$1,937	$2,671	$2,373
Ratios to average net assets:
Net expenses	1.07% (d)	1.13%	1.14%	1.13%	1.13%	1.13%
Gross expenses	1.13% (d)	1.13%	1.14%	1.13%	1.13%	1.13%
Net investment income (loss)	0.02% (d)	(0.14)%	0.08%	0.12%	(0.11)%	0.03%
Portfolio turnover rate	12%	42%	31%	29%	38%	34%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
28	Financial Highlights

State Street Institutional Funds
Statements of Assets and Liabilities — March 31, 2022 (Unaudited)
	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund
Assets
Investments in securities, at fair value (cost $139,843,547; $27,153,516 and $829,092,605, respectively)	$ 211,845,641	$ 38,972,437	$ 1,109,606,111
Short-term affiliated investments, at fair value	8,884,015	1,291,781	57,358,876
Cash	—	—	15,610
Net cash collateral on deposit with broker for future contracts	—	18,524	4,099,317
Receivable for investments sold	644,626	88,190	1,464,603
Income receivables	150,039	—	682,066
Receivable for fund shares sold	135,200	53,905	6,095
Income receivable from affiliated investments	1,076	219	7,411
Receivable for accumulated variation margin on futures contracts	483,098	21,183	935,800
Total assets	222,143,695	40,446,239	1,174,175,889
Liabilities
Net cash collateral on futures contracts due to broker	178,073	—	—
Payable for investments purchased	645,704	—	1,067,284
Payable for fund shares redeemed	276	1,069	194,471
Payable to the Adviser	70,009	14,938	738,615
Accrued other expenses	—	—	215
Distribution and service fees	31	2,033	413
Total liabilities	894,093	18,040	2,000,998

Net Assets	$ 221,249,602	$ 40,428,199	$ 1,172,174,891
Net Assets Consist of:
Capital paid in	$ 123,744,296	$ (8,674,136)	$ 847,152,898
Total distributable earnings (loss)	97,505,306	49,102,335	325,021,993
Net Assets	$ 221,249,602	$ 40,428,199	$ 1,172,174,891

Investment Class:
Net Assets	$ 221,102,592	$ 24,602,091	$ 1,170,209,230
Shares outstanding ($0.001 par value, unlimited shares authorized)	18,228,961	2,356,222	63,614,212
Net asset value, offering and redemption price per share	$ 12.13	$ 10.44	$ 18.40

Service Class:
Net Assets	$ 147,010	$ 15,826,108	$ 1,965,661
Shares outstanding ($0.001 par value, unlimited shares authorized)	10,641	1,578,863	107,044
Net asset value, offering and redemption price per share	$ 13.82	$ 10.02	$ 18.36
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	29

State Street Institutional Funds
Statements of Operations — For the period ended March 31, 2022 (Unaudited)
	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund
Investment Income
Income
Dividend	$ 2,538,769	$ 168,293	$ 6,949,839
Income from affiliated investments	2,364	363	12,449
Less: Foreign taxes withheld	(6,176)	—	(21,119)
Total income	2,534,957	168,656	6,941,169
Expenses
Advisory and administration fees	871,925	161,843	5,628,526
Distribution and service fees
Service Class	200	12,543	2,619
Trustees' fees	10,924	9,782	12,505
Other expenses	3,382	31	9
Total expenses before waivers	886,431	184,199	5,643,659
Less: Expenses waived or borne by the adviser	—	—	(396,984)
Net expenses	886,431	184,199	5,246,675
Net investment income	$ 1,648,526	$ (15,543)	$ 1,694,494
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 168,352,239	$ 38,563,214	$ 74,750,916
Affiliated investments	—	360,988	—
Futures	(29,222)	48,485	(1,422,329)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(142,675,455)	(34,514,374)	(108,367,193)
Affiliated investments	—	(376,173)	—
Futures	673,057	76,800	1,084,926
Net realized and unrealized gain (loss) on investments	26,320,619	4,158,940	(33,953,680)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 27,969,145	$ 4,143,397	$ (32,259,186)
The accompanying Notes are an integral part of these financial statements.
30	Statements of Operations

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State Street Institutional Funds
Statements of Changes in Net Assets
	State Street Institutional U.S. Equity Fund		State Street Institutional Premier Growth Equity Fund
	Six Months Ended March 31, 2022(a)	Year Ended September 30, 2021	Six Months Ended March 31, 2022(a)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 1,648,526	$ 4,433,694	$ (15,543)	$ 122,083
Net realized gain (loss) on investments and futures	168,323,017	62,022,436	38,972,687	12,886,766
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(142,002,398)	70,234,904	(34,813,747)	7,930,345
Net increase (decrease) from operations	27,969,145	136,691,034	4,143,397	20,939,194
Distributions to shareholders:
Total distributions
Investment Class	(205,273,357)	(23,406,981)	(10,884,926)	(8,735,337)
Service Class	(44,930)	(2,531)	(1,289,070)	(1,048,868)
Total distributions	(205,318,287)	(23,409,512)	(12,173,996)	(9,784,205)
Increase (decrease) in assets from operations and distributions	(177,349,142)	113,281,522	(8,030,599)	11,154,989
Share transactions:
Proceeds from sale of shares
Investment Class	10,460,288	22,603,685	417,608	2,801,546
Service Class	20,000	214,086	7,149,134	1,531,472
Value of distributions reinvested
Investment Class	205,036,339	23,158,592	10,884,764	8,735,201
Service Class	44,930	2,531	1,289,070	1,048,868
Cost of shares redeemed
Investment Class	(389,409,626)	(48,319,146)	(65,538,515)	(10,268,082)
Service Class	(150,188)	(26,642)	(858,124)	(2,653,742)
Net increase (decrease) from share transactions	(173,998,257)	(2,366,894)	(46,656,063)	1,195,263
Total increase (decrease) in net assets	(351,347,399)	110,914,628	(54,686,662)	12,350,252
Net Assets
Beginning of period	572,597,001	461,682,373	95,114,861	82,764,609
End of period	$ 221,249,602	$ 572,597,001	$ 40,428,199	$ 95,114,861
Changes in Fund Shares
Investment Class
Shares sold	753,554	1,450,198	35,451	246,456
Issued for distributions reinvested	15,246,073	1,580,791	955,642	846,434
Shares redeemed	(30,927,461)	(2,928,886)	(5,749,884)	(874,337)
Net increase (decrease) in fund shares	(14,927,834)	102,103	(4,758,791)	218,553
Service Class
Shares sold	1,506	11,659	696,596	139,140
Issued for distributions reinvested	2,917	158	117,831	105,097
Shares redeemed	(7,965)	(1,453)	(81,432)	(247,671)
Net increase (decrease) in fund shares	(3,542)	10,364	732,995	(3,434)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
32	Statements of Changes in Net Assets

State Street Institutional Small-Cap Equity Fund
Six Months Ended March 31, 2022(a)	Year Ended September 30, 2021

$ 1,694,494	$ 1,263,304
73,328,587	189,993,131
(107,282,267)	248,918,692
(32,259,186)	440,175,127

(192,472,199)	(36,826,282)
(313,806)	(53,141)
(192,786,005)	(36,879,423)
(225,045,191)	403,295,704

22,210,168	67,272,135
94,061	300,585

192,441,993	36,808,062
313,806	53,141

(128,183,447)	(171,456,650)
(144,649)	(699,980)
86,731,932	(67,722,707)
(138,313,259)	335,572,997

1,310,488,150	974,915,153
$ 1,172,174,891	$ 1,310,488,150

1,141,308	3,105,436
9,884,026	1,909,132
(6,494,137)	(8,531,351)
4,531,197	(3,516,783)

4,563	13,863
16,134	2,755
(7,626)	(35,326)
13,071	(18,708)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	33

State Street Institutional Funds
Notes to Financial Statements — March 31, 2022 (Unaudited)
1. Organization of the Funds
State Street Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of the following three series (each, a “Fund” and collectively, the “Funds”): State Street Institutional U.S. Equity Fund, State Street Institutional Premier Growth Equity Fund and State Street Institutional Small-Cap Equity Fund. Each Fund presently offers two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Institutional Premier Growth Equity Fund, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
34	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the "Adviser" or "SSGA FM") estimates of such redesignations for which actual information has not yet been reported.
Expenses Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes all operating expenses payable by each Fund, except for fees and expenses associated with the
Notes to Financial Statements	35

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared and paid annually for all Funds.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts Each Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in the Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts. For the period ended March 31, 2022, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
36	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2022 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 483,098	$ —	$ 483,098
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 21,183	$ —	$ 21,183
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 935,800	$ —	$ 935,800

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$ —	$ —	$ —	$ (29,222)	$ —	$ (29,222)
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 48,485	$ —	$ 48,485
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$ —	$ —	$ —	(1,422,329)	$ —	$ (1,422,329)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 673,057	$ —	$ 673,057
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 76,800	$ —	$ 76,800
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$ —	$ —	$ —	1,084,926	$ —	$ 1,084,926
Notes to Financial Statements	37

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Average Daily Net Assets of the Fund	Management Fee
State Street Institutional U.S. Equity Fund	First $25 million	0.55%
	Next $25 million	0.45%
	Over $50 million	0.35%
State Street Institutional Premier Growth Equity Fund	First $25 million	0.55%
	Next $25 million	0.45%
	Over $50 million	0.35%
State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
Each Fund’s Management Fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the Independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
Effective January 1, 2022, SSGA FM is contractually obligated until January 31, 2023 (i) to waive up to the full amount of the advisory fee payable by the State Street Institutional Small-Cap Equity Fund, and/or (ii) to reimburse the State Street Institutional Small-Cap Equity Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class specific expenses, such as distribution and shareholder servicing) exceed 0.75% of average daily net assets on an annual basis. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2023 except with approval of the Board.
Distribution and Shareholder Servicing Fees The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and subadministration fees in the Statements of Operations.
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2022 are disclosed in the Schedules of Investments.
38	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
5.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the State Street Institutional Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) Riverbridge Partners LLC; (iv) Kennedy Capital Management, Inc.; and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the State Street Institutional Small-Cap Equity Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the State Street Institutional Small-Cap Equity Fund’s cash position, while each subadviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
6.Trustees' Fees
The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2022 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street Institutional U.S. Equity Fund	$—	$—	$ 68,132,459	$444,583,091
State Street Institutional Premier Growth Equity Fund	—	—	17,672,281	75,544,817
State Street Institutional Small-Cap Equity Fund	—	—	147,325,624	263,793,289
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the ̈IRS̈) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Notes to Financial Statements	39

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
As of March 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional U.S. Equity Fund	$150,536,296	$ 74,732,000	$ 4,055,616	$ 70,676,384
State Street Institutional Premier Growth Equity Fund	28,938,696	12,646,177	1,299,481	11,346,696
State Street Institutional Small-Cap Equity Fund	902,619,871	326,869,797	61,589,378	265,280,419
9.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of March 31, 2022.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases
40	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	41

State Street Institutional Funds
Other Information — March 31, 2022 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds' Program. The Program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for periods ending June 2021 and December 2021. As reported to the Board, the Program supported each Fund's ability to honor redemption requests timely and SSGA FM's management of each Fund's liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds' proxy voting policies and procedures that are used by the Funds' investment Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-242-0134 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.ssga.com.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Institutional Premier Growth Equity Fund (the “Fund”), a series of State Street Institutional Funds, was held on September 29, 2021 to approve a change in the sub-classification of the Fund from “diversified” to “non-diversified” and the elimination of a related fundamental investment restriction. At the meeting the following votes were recorded:
Shares For	6,016,941.317
Shares Against	60,765.782
Shares Abstained	467.000
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds' Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
42	Other Information

State Street Institutional Funds
Other Information, continued — March 31, 2022 (Unaudited)
Other Information	43

State Street Institutional Funds

Trustees
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David K. Lancaster, Assistant Treasurer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
Timothy Collins, Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	June 3, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	June 3, 2022